LONG-TERM AND CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2010
Long Term And Convertible Debt [Abstract]
Long-Term and Convertible Debt Disclosure [Text Block]
NOTE 8 – LONG-TERM AND CONVERTIBLE DEBT

Long-term debt is as follows:
	December 31, 2010	December 31, 2009
Note payable to bank in monthly installments of $1,275/including variable interest at 2% above the prevailing prime rate (3.25% at December 31, 2010) to August 2011 when the remaining balance is payable. The note is personally guaranteed by former executives of the Company.	10,267	24,601
Notes payable to two individuals, net of discounts of $9,390 and $17,438 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.	90,610	82,562
Note payable issued on October 26, 2009 to the parents of one the Company's officers, net of a discount of $12,360 and $27,435 discount, with interest at 8% to March 31, 2012 and convertible into shares of common stock at $.35 per share.	87,640	72,565
Notes payable issued to two individuals in January, 2010. The notes bear interest at 8%, mature March 31, 2012 and are convertible into shares of common stock, at 50% of the weighted average closing bid price over any 10 consecutive days of trading.	100,000	-
Note payable issued on June 12, 2010 to the parents of one of the Company's officers, net of a discount of $67,629. The note bears interest at 12% to March 31, 2012, and is convertible into common stock at $.18 per share.	132,371	-
Note payable issued on August 2, 2010 to an institutional investor. The note bears interest at 8%, matures May 4, 2011 and is convertible into common stock at 50% of the average of the three lowest closing prices in any 10 day trading period.	50,000	-
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matures March 15, 2012 and is convertible into common stock at $.18 per share.	100,000	-
Note payable issued on December 23, 2010 to the parents of one of our officers, net of a discount of $7,229. The note bears interest at 12%, matures March 30, 2012 and is convertible into common stock at $.084 per share.	9,571	-
Note payable issued December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The Note bears interest at 6%, matures December 31, 2014 and is convertible into common stock at $.15 per share.	457,300	-
Note payable issued on December 23, 2010 to a private investor. The Note matures April 30, 2011 and bears interest at 10%.	6,000	-
Note payable issued on September 21, 2010 to the parents of one of our officers, net of a discount of $12,702. The note bears interest at 12%, matures March 30, 2012 and is convertible into common stock at $.18 per share.	19,298	-
Total	1,063,056	179,728
Less amount due within one year	66,267	63,620
Long-Term Debt	$996,789	$116,108

Cash payments for interest were $967 for the year ended December 31, 2010 and $1,718 for the year ended December 31, 2009.

Principal payments required during the years 2011 to 2015 are:

2011 -	$66,267
2012 -	$658,800
2013 -	$0
2014 -	$457,300
2015	$0